TCW FUNDS, INC.

TCW Concentrated Large Cap Growth Fund

(Class I: TGCEX; Class N: TGCNX; Class I-3: TGCZX)

Supplement dated January 21, 2026 to the Prospectus and the applicable Summary Prospectus,

dated February 28, 2025, for Class I and Class N, and August 25, 2025, for Class I-3, each as supplemented

For current and prospective investors in the TCW Concentrated Large Cap Growth Fund (the “Fund”):

Effective December 31, 2026, Brandon Bond will retire as Co-Portfolio Manager for the Fund.

Therefore, effective January 21, 2026, the disclosure under the heading “Portfolio Managers” for the Fund is deleted in its entirety and replaced with the following:

The portfolio managers for the Fund are:

Name	Experience with the Fund	Primary Title with Investment Advisor
Brandon Bond, CFA (Co-Portfolio Manager) (Until December 31, 2026)	2 years (Since February 2023)[1]	Managing Director
Brian McNamara (Co-Portfolio Manager)	Since October 2024[2]	Managing Director
Bo Fifer, CFA (Co-Portfolio Manager)	Since October 2024	Managing Director

[1]	Brandon Bond has been with the Fund since 2009, first as an Investment Analyst and then as a Portfolio Manager.
[2]	Brian McNamara has been with the Fund since 2012, first as an Investment Analyst and then as a Portfolio Manager.

In addition, effective January 21, 2026, the disclosure relating to the Fund under the heading “Management of the Funds – Portfolio Managers” on page 69 of the Class I and Class N Prospectus and page 50 of the Class I-3 Prospectus is deleted in its entirety and replaced with the following:

TCW Concentrated Large Cap Growth Fund

Brandon Bond, CFA (Co-Portfolio Manager) (Until December 31, 2026)	Managing Director, the Advisor.

Brian McNamara (Co-Portfolio Manager)	Managing Director, the Advisor.

Bo Fifer, CFA (Co-Portfolio Manager)	Managing Director, the Advisor.

Please retain this Supplement for future reference.

TCW FUNDS, INC.

TCW Concentrated Large Cap Growth Fund

(Class I: TGCEX; Class N: TGCNX; Class I-3: TGCZX)

Supplement dated January 21, 2026 to the Statement of Additional Information,

dated February 28, 2025, for Class I and Class N, and August 25, 2025, for Class I-3, each as supplemented (the “SAI”)

For current and prospective investors in the TCW Concentrated Large Cap Growth Fund (the “Fund”):

Effective December 31, 2026, Brandon Bond will retire as Co-Portfolio Manager for the Fund.

Therefore, effective January 21, 2026, the disclosure relating to the Fund under the heading “PORTFOLIO MANAGEMENT—Other Accounts Managed” on page 53 of the Class I and Class N SAI and page 52 of the Class I-3 SAI and “PORTFOLIO MANAGEMENT - Ownership of Securities” on page 57 of the SAIs is deleted in its entirety and replaced with the following:

Brandon Bond, CFA1

Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
Registered Investment Companies	1	$402	0	$0
Other Pooled Investment Vehicles	3	$155	0	$0
Other Accounts	27	$6,609	0	$0

[1]	Effective December 31, 2026, Brandon Bond will retire as Co-Portfolio Manager for the Fund.

Dollar Range of Fund Shares Beneficially Owned
TCW Concentrated Large Cap Growth Fund
Brandon Bond, CFA[1]	Over $1,000,000
Brian McNamara	$100,001 - $500,000
Bo Fifer, CFA	None

[1]	Effective December 31, 2026, Brandon Bond will retire as Co-Portfolio Manager for the Fund.

Please retain this Supplement for future reference.